Other Non-Current Assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 812	€ 892
Pre-funded pension obligations	156	155
Long-term prepaid expenses	103	115
Long-term loans and advances and other non-current receivables	616	685
Derivative financial instruments	33	37
Total	3,031	2,667
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	872	380
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 439	€ 403